Other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Other Current Assets [Abstract]
Summary of Other Current Assets	June 30, 2026 December 31, 2025 € € Prepayments 3,325,773 2,938,215 3,325,773 2,938,215